Personnel expenses - Disclosure of Detailed Information about Employee Head Count (Details) - employee	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Personnel Expenses [Abstract]
Average number of full-time equivalents	161.7	167.8	167.4
Full-time equivalents at year end	158.5	167.5	175.3
Headcount at year end	174	182	191